STOCKHOLDERS' EQUITY (Issuance of Common Stock) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Statement of Stockholders' Equity [Abstract]
Proceeds from Issuance of Common Stock	$ 0	$ 444	$ 0